Equity (Details 4) - Summary of activity of non-vested options (Stock option plan, Nonvested stock options, USD $)	6 Months Ended
Jun. 30, 2012
Stock option plan | Nonvested stock options
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested at January 1, 2012	63,296
Granted	619,567
Vested	(8,065)
Forfeited	(58,223)
Non-vested at June 30, 2012	616,575
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Nonvested, Weighted Average Exercise Price [Roll Forward]
Non-vested at January 1, 2012	$ 3.68
Issued	$ 3.85
Vested	$ 2.71
Expired/Cancelled	$ 3.88
Non-vested at June 30, 2012	$ 3.81
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding at January 1, 2012	$ 2.98
Granted	$ 3.84
Vested	$ 2.50
Forfeited	$ 3.87
Outstanding and exercisable at June 30, 2012	$ 3.77